Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (Loss) Before Income Taxes

The components of income before income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
United States	$(78.2)	$(12.1)	$(47.9)
Foreign	90.1	100.2	97.4

Total income before income taxes	$11.9	$88.1	$49.5

Components of Income Tax (Provision) Benefit

The components of income tax provision are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$(10.2)	$(9.8)	$—
State	(1.1)	(1.5)	(0.3)
Foreign	(34.6)	(34.4)	(26.5)

	(45.9)	(45.7)	(26.8)

Deferred:
Federal	24.9	3.0	(4.0)
State	2.3	(3.0)	(2.0)
Foreign	10.6	15.3	4.8

	37.8	15.3	(1.2)

Total income tax provision	$(8.1)	$(30.4)	$(28.0)

(Provision) Benefit for Income Taxes in Accompanying Statements of Operations

The provision for income taxes in the accompanying statements of operations differs from the provision calculated by applying the statutory federal income tax rate of 35% due to the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Statutory tax provision	$(4.2)	$(30.8)	$(17.3)
State income taxes, net of federal benefit	0.7	(3.1)	(1.6)
Change in foreign tax rates	(1.4)	7.0	—
Foreign rate differential	5.2	2.8	4.1
Asset impairments	—	—	(8.0)
Nondeductible expenses	(0.6)	(1.1)	(1.3)
Change in valuation allowance	(4.5)	(2.1)	(3.5)
Other, net	(3.3)	(3.1)	(0.4)

Total income tax provision	$(8.1)	$(30.4)	$(28.0)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$275.8	$266.6
Pension and other compensation benefits	13.3	14.8
Foreign currency translation loss	8.5	—
Derivative financial instruments	—	5.2
Foreign tax credit and alternative minimum tax carryforwards	8.0	7.9
Inventory overhead capitalization	2.4	2.6
Accrued expenses	3.6	4.6
Receivables	4.9	3.5
Transaction fees	5.5	7.9

	322.0	313.1
Valuation allowances	(95.4)	(79.7)

Total deferred tax assets, net of valuation allowances	226.6	233.4
Deferred tax liabilities:
Intangible assets	596.9	607.2
Property and equipment	8.9	9.9
Inventory valuation	13.1	15.0
Goodwill amortization	29.4	27.1
Foreign currency translation gain	—	19.0
Other	4.7	4.5

Total deferred tax liabilities	653.0	682.7

Net deferred tax liability	$426.4	$449.3

Classification of Deferred Income Taxes in Consolidated Balance Sheets

Deferred income taxes have been classified in the accompanying consolidated balance sheets as follows (in millions):

	December 31,
	2012	2011
Deferred tax asset — current (included in other current assets)	$11.6	$7.0
Deferred tax asset — noncurrent	11.8	10.3
Deferred tax liability — current (included in accrued expenses)	(8.5)	(8.0)
Deferred tax liability — noncurrent	(441.3)	(458.6)

Net deferred tax liability	$(426.4)	$(449.3)

Changes in Reserve Associated with Uncertain Tax Positions

The following table reflects changes in the reserve associated with uncertain tax positions, exclusive of interest and penalties (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance at January 1	$31.1	$4.9	$5.0
Tax positions related to the current year — additions	13.7	14.1	—
Tax positions related to prior years — additions	1.7	13.6	—
Tax positions related to prior years — reductions	—	(1.2)	—
Reductions for settlements with taxing authorities	—	(0.1)	(0.1)
Reductions as a result of a lapse of statutes of limitations	—	(0.2)	—

Balance at December 31	$46.5	$31.1	$4.9